Annual Total Returns - Franklin Mutual Global Discovery VIP Fund [BarChart] - FTVIP Class 1-59 - Franklin Mutual Global Discovery VIP Fund - Class 1	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	12.24%
Annual Return 2011	(2.73%)
Annual Return 2012	13.63%
Annual Return 2013	27.95%
Annual Return 2014	5.98%
Annual Return 2015	(3.39%)
Annual Return 2016	12.32%
Annual Return 2017	8.99%
Annual Return 2018	(11.01%)
Annual Return 2019	24.71%